Share-Based Compensation (Details) - Schedule of the fair values of the options granted - ¥ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of the fair values of the options granted [Abstract]
Weighted average grant date fair value of option per share	¥ 53.57	¥ 53.57	¥ 41.51
Aggregate grant date fair value of options	371,020	373,832	575,788